Marketable Securities	12 Months Ended
May 31, 2017
Investments Debt And Equity Securities [Abstract]
Marketable Securities

NOTE C – MARKETABLE SECURITIES

The following tables summarize marketable securities held at May 31, 2017 and 2016 by asset type:

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2017
Equity securities:
Stocks - domestic	$2,391	$76	$-	$2,467
Mutual funds - foreign	35,169	2,470	(204)	37,435
Mutual funds - domestic	102,671	2,084	(3,118)	101,637
Total equity securities	140,231	4,630	(3,322)	141,539
Fixed maturity:
U.S. treasury and other government	22,176	120	(177)	22,119
Corporate bonds	706	97	(6)	797
Total fixed maturity securities	22,882	217	(183)	22,916
Total	$163,113	$4,847	$(3,505)	$164,455

	Available-For-Sale Securities
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
May 31, 2016
Equity securities:
Stocks - foreign	$5,051	$439	$(247)	$5,243
Stocks - domestic	27,717	3,831	(911)	30,637
Mutual funds - foreign	35,903	802	(4,357)	32,348
Mutual funds - domestic	60,354	99	(4,587)	55,866
Total equity securities	129,025	5,171	(10,102)	124,094
Fixed maturity:
U.S. treasury and other government	21,704	214	(80)	21,838
Corporate bonds	887	137	-	1,024
Total fixed maturity securities	22,591	351	(80)	22,862
Total	$151,616	$5,522	$(10,182)	$146,956

Marketable securities, included in other current and long-term assets totaling $89.5 million and $75.0 million at May 31, 2017, respectively, and included in other current and long-term assets totaling $74.2 million and $72.8 million at May 31, 2016, respectively, are composed of available-for-sale securities and are reported at fair value.  We carry a portion of our marketable securities portfolio in long-term assets since they are generally held for the settlement of our general and product liability insurance claims processed through our wholly owned captive insurance subsidiaries.

Marketable securities are composed of available-for-sale securities and are reported at fair value. Realized gains and losses on sales of investments are recognized in net income on the specific identification basis. Changes in the fair values of securities that are considered temporary are recorded as unrealized gains and losses, net of applicable taxes, in accumulated other comprehensive income (loss) within stockholders’ equity. Other-than-temporary declines in market value from original cost are reflected in investment income, net in the period in which the unrealized losses are deemed other than temporary. In order to determine whether other-than-temporary declines in market value have occurred, the duration of the decline in value and our ability to hold the investment are considered in conjunction with an evaluation of the strength of the underlying collateral and the extent to which the investment’s amortized cost or cost, as appropriate, exceeds its related market value.  During May 2017, we made the decision to shift a portion of our investments away from active equity portfolio management and into index funds, and from time to time, we may make additional changes to our investment portfolio and its management.

Gross gains realized on sales of investments were $12.6 million, $6.9 million and $8.8 million for the years ended May 31, 2017, 2016 and 2015, respectively.  During fiscal 2017, 2016 and 2015, we recognized gross realized losses on sales of investments of $4.4 million, $0.4 million and $0.1 million, respectively.  During fiscal 2017 and 2016, we recognized losses of approximately $0.4 million and $3.8 million, respectively, for securities deemed to have other-than-temporary impairments.  During fiscal 2015, such losses were insignificant.  These amounts are included in investment (income), net in the Consolidated Statements of Income.

Summarized below are the securities we held at May 31, 2017 and May 31, 2016 that were in an unrealized loss position and that were included in accumulated other comprehensive income (loss), aggregated by the length of time the investments had been in that position:

	May 31, 2017		May 31, 2016
(In thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Total investments with unrealized losses	$59,987	$(3,505)	$89,360	$(10,182)
Unrealized losses with a loss position for less than 12 months	40,854	(2,983)	41,762	(4,856)
Unrealized losses with a loss position for more than 12 months	19,133	(522)	47,598	(5,326)

We have reviewed all of the securities included in the table above and have concluded that we have the ability and intent to hold these investments until their cost can be recovered, based upon the severity and duration of the decline. Therefore, we did not recognize any other-than-temporary impairment losses on these investments. The unrealized losses generally relate to investments whose fair values at May 31, 2017 were less than 15% below their original cost. From time to time, we may experience significant volatility in general economic and market conditions.  If we were to experience unrealized losses that were to continue for longer periods of time, or arise to more significant levels of unrealized losses within our portfolio of investments in marketable securities in the future, we may recognize additional other-than-temporary impairment losses. Such potential losses could have a material impact on our results of operations in any given reporting period. As such, we continue to closely evaluate the status of our investments and our ability and intent to hold these investments.

The net carrying values of debt securities at May 31, 2017, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(In thousands)	Amortized Cost	Fair Value
Due:
Less than one year	$4,618	$4,617
One year through five years	13,894	13,824
Six years through ten years	3,149	3,152
After ten years	1,221	1,323
	$22,882	$22,916